Shareholders' Equity and Redeemable Preferred Stock - Total Outstanding Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Jun. 23, 2014	Dec. 31, 2013
Convertible Preferred Stock [Line Items]
Shares Authorized	5,000,000	5,000,000
Shares Issued	0		0
Total Proceeds (Net of Offering Costs)			$ 51,965
Series A Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Shares Authorized			1,494,966
Shares Issued			582,976
Price Per Share			$ 2.05
Total Proceeds (Net of Offering Costs)			1,196
Series B Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Shares Authorized			6,768,033
Shares Issued			2,261,506
Price Per Share			$ 3.72
Total Proceeds (Net of Offering Costs)			8,371
Series C Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Shares Authorized			17,692,308
Shares Issued			6,899,281
Price Per Share			$ 6.67
Total Proceeds (Net of Offering Costs)			$ 42,398